Average Annual Total Returns{- Fidelity Advisor Freedom® 2060 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2060 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1032 Past 1 year	F1032 Since Inception
Total	17.73%	12.12%	[1]	18.40%	15.18%	[1]	16.54%	12.16%	[1]

[1]	(a)From June 6, 2017